Related Party Transactions - Additional Information (Details) - USD ($)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2018	Aug. 31, 2018	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party transaction, issued options value					$ 8,536,318		$ 8,536,318		$ 38,784,352
Related party transaction, issued options							768,113		2,210,787	2,287,466
Stock based compensation expense					$ 532,438	$ 778,544	$ 1,830,536	$ 2,108,868
Deferred Compensation Agreements
Related Party Transaction [Line Items]
Stock based compensation expense									$ 10,846
Deferred compensation									111,271	$ 661,058
Accrued deferred compensation									193,379
Accrued deferred compensation in cash									$ 457,749
Deferred compensation issued in stock options									268,769
Fair value of deferred compensation issued in stock options									$ 296,264
Deferred compensation balance totaling									743,167
Accrued Bonus
Related Party Transaction [Line Items]
Stock based compensation expense									6,531
Payment of accrued bonus									$ 384,750	780,000
Stock options issued for payment of accrued bonus									713,536
Fair value of accrued bonus									$ 786,531
Leigh-Ann Durant
Related Party Transaction [Line Items]
Consulting services expense										129,171
Related party transaction, issued options value										$ 53,981
Leigh-Ann Durant | Common Stock
Related Party Transaction [Line Items]
Related party transaction, issued options										47,569
Ms Durant
Related Party Transaction [Line Items]
Consulting services expense									88,994
Consulting services expense paid in cash									$ 34,560
Ms Durant | Common Stock
Related Party Transaction [Line Items]
Related party transaction, issued options									23,964
Related party transaction, issued options, fair value									$ 54,434
Mr. Klohs
Related Party Transaction [Line Items]
Related party transaction, issued other than options										222,500
Related party, research fees										$ 152,576
Stock based compensation expense										75,000
Leigh-Ann Durant
Related Party Transaction [Line Items]
Consulting services expense									$ 4,700
Related party transaction, issued options									184
Consulting services expense paid in cash									$ 2,350
Related party transaction, issued options, fair value									1,100
Remaining consulting services expense									1,250
Related party, Warrants Issued During Period, Shares	4,278	50,000
Related party, convertible note converted into common stock	8,557
Common stock, convertible, conversion price	$ 6.00
Related party, warrants exercise price	$ 6.00
Mr. Klohs
Related Party Transaction [Line Items]
Consulting services expense										20,400
Chief Executive Officer
Related Party Transaction [Line Items]
Chief executive officer lent amount			$ 25,000	$ 25,000
Lent, unsecured, Stated interest rate			0.00%	0.00%
Description of lent stated repayment term			no stated repayment terms	no stated repayment terms
Loan repaid									367	$ 3,633
Loan repaid by issuing convertible note									$ 21,000
Conversion of shares									3,621
Conversion Price									$ 6.00